Segmented Information (Tables)	3 Months Ended
Feb. 29, 2020
Segment Reporting [Abstract]
Schedule of revenue from external customers and long-lived assets, by geographical areas
	For the three months ended
	February 29,	February 28,
	2020	2019
	$	$

Revenue
United States	377,554	343,536

	February 29,	November 30,
	2020	2019
Total assets
Canada	3,603,531	3,796,713

Total property and equipment
Canada	2,138,438	2,273,406